Net Mortgage Loan Servicing Fees - Summary of Net Loan Servicing Fees (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Components of Net Servicing Fee Income [Line Items]
Servicing fees	$ 131,833	$ 102,147	$ 80,008
Effect of MSRs:
Amortization	(65,647)	(43,982)	(31,911)
Provision for impairment	(2,728)	(3,229)	(5,138)
Carried at fair value-change in fair value	(12,524)	(7,072)	(16,648)
Total Effect of MSRs	(78,628)	(53,615)	(42,124)
Net mortgage loan servicing fees	54,789	49,319	37,893
Average servicing portfolio	49,626,758	38,450,379	30,720,168
PennyMac Financial Services, Inc. [Member]
Effect of MSRs:
Net mortgage loan servicing fees	1,573	787	9
From PFSI-MSR recapture income	1,573	787	9
Nonaffiliates [Member]
Components of Net Servicing Fee Income [Line Items]
Servicing fees	131,833	102,147	80,008
Effect of MSRs:
Amortization	(65,647)	(43,982)	(31,911)
Provision for impairment	(2,728)	(3,229)	(5,138)
Gain on sale	11	187	46
Carried at fair value-change in fair value	(12,524)	(7,072)	(16,648)
Total Effect of MSRs	(78,617)	(53,615)	(42,124)
Net mortgage loan servicing fees	53,216	48,532	37,884
Nonaffiliates [Member] | Mortgage service rights [Member]
Effect of MSRs:
Gains on hedging derivatives	$ 2,271	$ 481	$ 11,527